Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD TRUSTEES' EQUITY FUND
Prospectus Date	rr_ProspectusDate	Feb. 27, 2019
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2019